Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 447,331	$ 314,877
Expense related to debt issuance cost	(43,000)	(539,553)
Amortized cost	(150,307)	247,331
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,531,298,090	1,978,772,255
Loans obtained - financing institutions	202,673,971	377,847,363
Debt payments	(298,210,433)	(299,080,742)
Accrued interest	31,320,836	42,360,221
Interest (paid)	(44,020,330)	(55,966,327)
Foreign exchange	4,867,677	9,519,573
At the end of the period	$ 1,427,929,811	$ 2,053,452,343